NET LOSS PER SHARE - Additional Information (Details) - $ / shares		12 Months Ended
	Jun. 28, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jun. 27, 2022
Earnings Per Share [Abstract]
Potential dilutive ordinary shares		0	0	0
Number of shares authorized	62,500,000					250,000,000
Ordinary share, par value (in dollars per share)	$ 0.015	$ 0.015	$ 0.015			$ 0.00375
Reverse split stock	one-for-four				one-for-four